List of principal companies included in the scope of consolidation during 2023 - Summary of Principal Companies and their Country of Incorporation (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Hoechst GmbH * | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	[1]	100.00%
Sanofi-Aventis Deutschland GmbH | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	[1]	100.00%
A. Nattermann & Cie GmbH | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis GmbH | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi Belgium | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Ablynx NV | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Genzyme Flanders BV | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi A/S | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies			100.00%
Sanofi-Aventis SA | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Opella Healthcare Spain, SL | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies			100.00%
Sanofi Oy | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi Winthrop Industrie * | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	[1]	100.00%
Sanofi-Aventis Recherche & Développement | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis Groupe | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis Participations * | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	[1]	100.00%
Sanofi Pasteur | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Aventis Pharma SA | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi Biotechnology * | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	[1]	100.00%
Sanofi Pasteur NVL | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi Pasteur Europe | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi Pasteur Merieux SAS | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Opella Healthcare International SAS | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Opella Healthcare France SAS | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Opella Healthcare Group SAS | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Genzyme Polyclonals SAS | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis AEBE | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis Private Co Ltd | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		99.60%
Chinoin Private Co Ltd | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		99.60%
Opella Healthcare Hungary Commercial KFT | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Opella Healthcare Hungary KFT | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Carraig Insurance DAC | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Genzyme Ireland Limited | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-aventis Holdings (Ireland) Ltd | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi SRL | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Opella Healthcare Italy SRL | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Genzyme Global Sarl | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Genzyme Luxembourg Sarl | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-aventis Norge AS | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies			100.00%
Sanofi BV * | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	[1]	100.00%
Sanofi Foreign Participations BV * | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	[1]	100.00%
Sanofi-Aventis Sp zoo | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies			100.00%
Opella Healthcare Poland sp.ZOO | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi Produtos Farmaceuticos Lda | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi sro | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi Romania SRL | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Opella Healthcare Romania SRL | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis UK Holdings Limited | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Aventis Pharma Limited | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Synthelabo UK Ltd | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Aventis Pharma Holdings Ltd | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Opella Healthcare UK Limited | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
AO Sanofi Russia | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Opella Healthcare LLC | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi AB | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis (Suisse) SA | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Genzyme Global Sarl Baar Intellectual Property Branch | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi Ilac Sanayi ve Ticaret AS | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi Pasteur Asi Ticaret AS | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Opella Healthcare Tüketici Sağlığı Anonim Şirketi | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies			100.00%
Sanofi Saglik Urunleri Limited Sirketi | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Genzyme Therapeutic Products Limited Partnership | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Aventis Inc * | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	[1]	100.00%
Sanofi US Services Inc | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis U.S. LLC | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Chattem, Inc | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Aventisub LLC | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Genzyme Corporation * | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	[1]	100.00%
Sanofi Pasteur Inc * | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	[1]	100.00%
VaxServe, Inc | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Bioverativ Inc | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Bioverativ U.S.LLC | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Bioverativ Therapeutics Inc | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Principia Biopharma Inc | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi Bioverativ Holdings LLC | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
RPR US Ltd | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Kadmon Corporation, LLC | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Synthorx, Inc | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Provention Bio | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
QRIB Intermediate Holding | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
QRI | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Chattem (GB) Holding | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Translate Bio, Inc | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis South Africa (Pty) Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis Algérie | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi Arabia Trading Company Limited | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis Argentina SA | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis Healthcare Pty Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis Australia Pty Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi Medley Farmaceutica Ltda | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Opella Healthcare Brazil Ltda | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis Canada Inc | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi Pasteur Limited | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Merieux Canada Holdings ULC (Canada) | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi (Hangzhou) Pharmaceuticals Co Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi (China) Investment Co Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi (Beijing) Pharmaceuticals Co Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Shenzhen Sanofi pasteur Biological Products Co Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Shanghai Rongheng Pharmaceutical Co Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis de Colombia SA | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis Korea Co Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis Gulf FZE | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi Egypt | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		99.80%
Sanofi Hong-Kong Limited | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi India Limited | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		60.40%
Sanofi Healthcare India Private Limited | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		99.90%
Sanofi-Aventis Israël Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi KK | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
SSP Co Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis (Malaysia) SDN BHD | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis Maroc | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis de Mexico SA de CV | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi Pasteur SA de CV | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Azteca Vacunas SA de CV | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis de Panama SA | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Opella Healthcare Panama SA | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
sanofi-aventis Puerto Rico Inc | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis Philippines Inc | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Opella Healthcare Philippines Inc | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis Singapore Pte Ltd * | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	[1]	100.00%
Aventis Pharma (Manufacturing) Pte Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi Manufacturing Pte Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi Taiwan Co Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis (Thailand) Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis de Venezuela SA | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-aventis Vietnam Company Limited | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi Vietnam Shareholding Company Limited | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		85.00%
Aventis Agriculture France | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Opella Healthcare France | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Le Rock Re | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Opella Healthcare Participation BV Netherlands | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi Ventures LLC | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Kadmon Pharmaceuticals LLC | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Gold Bond Co LLC | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi AATD, Inc. | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Opella Healthcare Argentina S.A.U. | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi Vaccines Chile S.A | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi (Jiangsu) Biologics Co., Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Sanofi-Aventis Ireland Ltd | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Bioverativ USA Inc | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Genzyme de Argentina SA | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Opella Healthcare Shanghai LTD | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%
Opella Healthcare Colombia SAS | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies		100.00%

[1]	* Main significant subsidiaries as of December 31, 2024